Goodwill and Purchased Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Purchased Intangible Assets
4. GOODWILL AND PURCHASED INTANGIBLE ASSETS

Goodwill

As discussed in Note 1, “Basis of Presentation and Significant Accounting Policies” , effective January 1, 2019, the Company began management of its business on a industry basis, changing from the previous model of management on a solution basis, which resulted in a corresponding change to NCR's reportable segments. In connection with the change in reportable segments, the Company determined its reporting units and then assigned goodwill to the new reporting units based on the relative fair value allocation approach. Based on this analysis, it was determined that the fair value of all reporting units were substantially in excess of the carrying value. We have reclassified prior period goodwill disclosures to conform to the current period presentation.

The carrying amounts of goodwill by segment are included in the tables below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2018						December 31, 2018
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions	Impairment	Other	Goodwill	Accumulated Impairment Losses	Total
Banking	$1,721	$(14)	$1,707	$—	$(87)	$(3)	$1,718	$(101)	$1,617
Retail	478	(5)	473	94	(29)	(1)	571	(34)	537
Hospitality	377	(3)	374	13	(20)	(5)	385	(23)	362
Other	188	(1)	187	—	(10)	(1)	187	(11)	176
Total goodwill	$2,764	$(23)	$2,741	$107	$(146)	$(10)	$2,861	$(169)	$2,692

	January 1, 2017						December 31, 2017
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions	Impairment	Other	Goodwill	Accumulated Impairment Losses	Total
Banking	$1,715	$(14)	$1,701	$—	$—	$6	$1,721	$(14)	$1,707
Retail	476	(5)	471	—	—	2	478	(5)	473
Hospitality	372	(3)	369	—	—	5	377	(3)	374
Other	187	(1)	186	—	—	1	188	(1)	187
Total goodwill	$2,750	$(23)	$2,727	$—	$—	$14	$2,764	$(23)	$2,741

Under the previous segment reporting structure, late in the quarter ended June 30, 2018, we determined there was an indication that the carrying value of the net assets assigned to the Hardware reporting unit may not be recoverable. This determination was based on the lowering of our full year forecast for 2018, driven by reduced revenue and gross margin rates expected for the third and fourth quarters of 2018, and the resulting impact on the current year and future cash flow projections of the Hardware reporting unit.

Given the undiscounted cash flows of the asset group, which we determined to be at the reporting unit level, were below the carrying value of the net assets, we recorded an impairment charge for the difference between the fair value and the carrying value of the long-lived assets. The fair value of the long-lived assets was determined based on the nature of the asset through either third party appraisals, replacement cost or discounted cash flow analysis.

As a result, in the three months ended June 30, 2018 the Company recorded impairment charges of $21 million related to property, plant and equipment held and used in NCR's hardware reporting unit, $16 million related to purchased intangibles and $146 million for goodwill assigned to the Hardware reporting unit. These charges were recorded in the line item asset impairment charges in our Consolidated Statement of Operations for the year ended December 31, 2018. The impairment charges were allocated to the current segment reporting structure based on the relative fair value of each segment as of January 1, 2019.

As discussed in Note 1, “Basis of Presentation and Significant Accounting Policies,” NCR completed the annual goodwill impairment test during the fourth quarter of 2018, under the previous segment reporting model, which did not indicate an impairment existed for the Software or Services segments.

Purchased Intangible Assets

NCR’s purchased intangible assets were specifically identified when acquired, and are deemed to have finite lives. These assets are reported in intangibles, net in the Consolidated Balance Sheets. The gross carrying amount and accumulated amortization for NCR’s identifiable intangible assets were as set forth in the table below:

	Amortization Period (in Years)	December 31, 2018		December 31, 2017
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 20	$726	$(218)	$659	$(170)
Intellectual property	2 - 8	443	(373)	410	(351)
Customer contracts	8	89	(87)	89	(81)
Tradenames	2 - 10	75	(60)	73	(51)
Total identifiable intangible assets		$1,333	$(738)	$1,231	$(653)

The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	For the year ended December 31, 2018	For the years ended December 31 (estimated)
In millions		2019	2020	2021	2022	2023
Amortization expense	$85	$88	$69	$60	$55	$53